Schedule of Delinquent Participant Contributions (Tables)	12 Months Ended
Dec. 31, 2025
EBP 038
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule of Delinquent Participant Contributions
CRANE SAVINGS AND INVESTMENT PLAN
FORM 5500 SCHEDULE H, LINE 4a – SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
EMPLOYER ID NO: 88-2846451
PLAN ID NO: 038
December 31, 2025

		Total That Constitute Nonexempt Prohibited Transactions
Participant Contributions Transferred Late to the Plan	Check Here if Late Participant Loan Repayments are Included	Contributions Not Corrected	Contributions Corrected Outside Voluntary Fiduciary Correction Program ("VFCP")	Contributions Pending Correction in VFCP	Total Fully Corrected Under VFCP and Prohibited Transaction Exemption 2002-51
2024 participant contributions transferred late to the Plan	☑	$11,258